Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 787	$ 714
123Wish (from January 2018) [Member]
Revenue	109
Love Media House (from March 2018) [Member]
Revenue	446
Browning Productions (from November 2018) [Member]
Revenue	4
Sale of secure messaging licenses [Member]
Revenue	$ 228	$ 714